Long-term Purchase Obligations (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Commitments Long-term Purchase Obligations 1	$ 867,788
Commitments Long-term Purchase Obligations 2	122,587
Commitments Long-term Purchase Obligations 3	129,302
Commitments Long-term Purchase Obligations 4	2,544
Commitments Long-term Purchase Obligations 5	424
Commitments Long-term Purchase Obligations 6	0
Commitments Long-term Purchase Obligations 7	$ 1,122,645